UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
May 31, 2016
unaudited
Common stocks 92.81% Information technology 22.43%	Shares	Value (000)
Broadcom Ltd.[1]	23,985,108	$3,702,341
Alphabet Inc., Class C2	2,839,885	2,089,360
Alphabet Inc., Class A2	2,110,770	1,580,650
Microsoft Corp.	46,251,134	2,451,310
Visa Inc., Class A	26,353,049	2,080,310
Oracle Corp.	50,881,000	2,045,416
Facebook, Inc., Class A2	15,348,000	1,823,496
ASML Holding NV (New York registered)	8,377,041	837,537
ASML Holding NV	6,609,442	657,447
Alibaba Group Holding Ltd. (ADR)[2]	16,381,100	1,343,250
Taiwan Semiconductor Manufacturing Co., Ltd.	195,610,000	938,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,913,800	245,069
Intuit Inc.	10,795,000	1,151,395
Apple Inc.	7,709,000	769,821
Texas Instruments Inc.	12,190,100	738,720
salesforce.com, inc.[2]	7,945,000	665,076
LinkedIn Corp., Class A2	4,803,912	655,734
MasterCard Inc., Class A	6,537,800	626,975
Nintendo Co., Ltd.	3,874,940	575,633
Accenture PLC, Class A	4,650,000	553,210
Intel Corp.	17,145,000	541,611
Skyworks Solutions, Inc.	7,012,000	468,121
Juniper Networks, Inc.[1]	19,827,923	464,172
Akamai Technologies, Inc.[2]	7,950,000	433,911
TE Connectivity Ltd.	7,018,000	421,080
Flextronics International Ltd.[1,2]	27,812,000	346,259
Hexagon AB, Class B	8,541,102	331,656
Qorvo, Inc.[2]	5,336,243	271,988
Baidu, Inc., Class A (ADR)[2]	1,513,800	270,274
Amphenol Corp., Class A	4,571,500	268,438
Arista Networks, Inc.[2]	3,384,222	248,030
VeriSign, Inc.[2]	2,699,132	230,668
First Data Corp., Class A2	17,948,227	224,891
NetSuite Inc.[2]	2,762,874	219,124
Yandex NV, Class A2	10,603,000	218,422
Motorola Solutions, Inc.	3,102,152	214,886
Murata Manufacturing Co., Ltd.	1,469,300	171,829
Cloudera, Inc.[2,3,4]	5,402,537	156,674
Adobe Systems Inc.[2]	1,300,000	129,311
Autodesk, Inc.[2]	2,130,000	124,115
Dolby Laboratories, Inc., Class A	2,063,609	97,918
National Instruments Corp.	3,135,000	89,567
EMC Corp.	3,030,000	84,689
FireEye, Inc.[2]	5,250,000	83,580
Demandware, Inc.[2]	1,495,000	71,745
Finisar Corp.[2]	3,628,000	61,023
Mail.Ru Group Ltd. (GDR)[2]	2,699,085	53,442
The Growth Fund of America — Page 1 of 11

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
FLIR Systems, Inc.	1,700,000	$52,955
Yahoo! Inc.[2]	1,302,000	49,398
Viavi Solutions Inc.[2]	4,496,600	30,712
Automatic Data Processing, Inc.	223,100	19,597
MediaTek Inc.	1,573,000	10,611
		31,992,135
Consumer discretionary 20.23%
Amazon.com, Inc.[2]	13,125,496	9,486,977
Home Depot, Inc.	24,387,200	3,222,037
Netflix, Inc.[1,2]	22,554,761	2,313,442
Comcast Corp., Class A	29,797,000	1,886,150
Twenty-First Century Fox, Inc., Class A	49,453,244	1,428,210
Priceline Group Inc.[2]	971,209	1,227,929
MGM Resorts International[1,2]	36,895,944	843,072
Viacom Inc., Class B	17,298,351	767,528
Starbucks Corp.	12,600,000	691,614
Charter Communications, Inc., Class A2	3,119,490	682,981
NIKE, Inc., Class B	11,030,000	609,077
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	2,245,000	523,107
Liberty Global PLC, Class C2	11,476,520	414,647
Liberty Global PLC, Class A2	2,894,280	108,101
CBS Corp., Class B	9,060,000	500,112
lululemon athletica inc.[2]	6,535,000	424,971
BorgWarner Inc.[1]	11,207,259	381,383
Time Warner Inc.	4,910,000	371,491
Expedia, Inc.	3,315,000	368,761
AutoNation, Inc.[1,2]	6,000,000	302,640
Panera Bread Co., Class A2	1,164,040	255,099
Naspers Ltd., Class N	1,464,000	215,327
Tesla Motors, Inc.[2]	935,300	208,787
D.R. Horton, Inc.	6,685,000	204,294
Volkswagen AG, non-voting preferred[2]	1,323,000	197,768
Walt Disney Co.	1,915,000	190,006
Domino’s Pizza, Inc.	1,125,000	135,990
Johnson Controls, Inc.	2,770,000	122,295
Graham Holdings Co., Class B	243,817	121,409
Wyndham Worldwide Corp.	1,514,700	102,076
Cable One, Inc.	206,499	101,182
Marriott International, Inc., Class A	1,440,597	95,137
Renault SA	882,592	82,823
Luxottica Group SpA	1,366,642	74,038
Ralph Lauren Corp., Class A	680,087	64,153
Toll Brothers, Inc.[2]	1,700,000	49,555
Hermès International	133,000	48,087
Tiffany & Co.	290,000	17,968
Sturm, Ruger & Co., Inc.	145,232	9,619
Lennar Corp., Class A	100,000	4,557
		28,854,400
Health care 15.31%
UnitedHealth Group Inc.	22,308,505	2,981,978
Amgen Inc.	15,557,209	2,457,261
Express Scripts Holding Co.[2]	21,744,300	1,642,782
Alexion Pharmaceuticals, Inc.[2]	10,534,061	1,589,590
The Growth Fund of America — Page 2 of 11

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	8,918,000	$1,353,485
Gilead Sciences, Inc.	13,769,296	1,198,755
Illumina, Inc.[2]	7,157,457	1,036,615
Stryker Corp.	8,278,376	920,224
Regeneron Pharmaceuticals, Inc.[2]	2,173,326	867,005
Boston Scientific Corp.[2]	32,010,000	726,947
Humana Inc.	4,037,000	696,423
McKesson Corp.	3,701,000	677,801
Vertex Pharmaceuticals Inc.[2]	6,876,600	640,555
Aetna Inc.	5,363,800	607,343
BioMarin Pharmaceutical Inc.[2]	5,865,136	525,809
Medtronic PLC	5,930,000	477,246
Incyte Corp.[2]	3,882,000	327,680
Hologic, Inc.[2]	8,814,895	303,321
Novartis AG	2,800,000	222,254
Teva Pharmaceutical Industries Ltd. (ADR)	3,661,000	189,896
Merck & Co., Inc.	2,860,000	160,904
athenahealth, Inc.[2]	1,011,284	128,302
Baxalta Inc.	2,818,910	127,499
Grifols, SA, Class B, preferred non-voting, non-registered shares	7,740,000	126,509
WellCare Health Plans, Inc.[2]	1,200,000	121,704
Edwards Lifesciences Corp.[2]	1,207,800	118,968
Bristol-Myers Squibb Co.	1,570,000	112,569
Centene Corp.[2]	1,717,400	107,080
PerkinElmer, Inc.	1,935,000	105,941
ResMed Inc.	1,780,000	105,127
Quintiles Transnational Holdings Inc.[2]	1,545,000	104,890
Kite Pharma, Inc.[2]	2,030,952	104,086
Intercept Pharmaceuticals, Inc.[2]	690,200	102,398
Brookdale Senior Living Inc.[2]	5,490,000	98,491
bluebird bio, Inc.[1,2]	2,117,076	95,798
Endo International PLC[2]	5,559,466	87,895
Biogen Inc.[2]	300,000	86,919
Envision Healthcare Holdings, Inc.[2]	3,140,502	77,916
Agios Pharmaceuticals, Inc.[2]	1,251,000	69,993
ACADIA Pharmaceuticals Inc.[2]	1,970,000	69,797
Abbott Laboratories	1,656,726	65,656
Alnylam Pharmaceuticals, Inc.[2]	865,000	62,038
St. Jude Medical, Inc.	746,266	58,477
Juno Therapeutics, Inc.[2]	1,110,000	48,207
Acerta Pharma BV2,3,4	273,779,325	25,548
Puma Biotechnology, Inc.[2]	458,000	17,308
Ocular Therapeutix, Inc.[2]	856,603	10,279
		21,843,269
Energy 9.09%
EOG Resources, Inc.	25,895,108	2,106,826
Schlumberger Ltd.	19,680,484	1,501,621
Halliburton Co.	25,683,600	1,083,334
Concho Resources Inc.[1,2]	8,641,162	1,048,518
Canadian Natural Resources, Ltd.	33,821,510	1,005,089
Noble Energy, Inc.[1]	25,935,185	927,183
Pioneer Natural Resources Co.	5,578,000	894,265
Suncor Energy Inc.	19,845,520	548,141
Apache Corp.	9,536,880	544,937
The Growth Fund of America — Page 3 of 11

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Cabot Oil & Gas Corp.	21,155,000	$507,085
Weatherford International PLC[1,2]	69,950,382	392,422
Range Resources Corp.	8,435,000	359,247
Cimarex Energy Co.	2,890,100	336,061
Chevron Corp.	3,000,000	303,000
Southwestern Energy Co.[2]	14,744,432	201,556
Enbridge Inc. (CAD denominated)	4,929,919	196,543
Murphy Oil Corp.	5,974,500	184,672
Royal Dutch Shell PLC, Class B (ADR)	2,428,800	118,477
Royal Dutch Shell PLC, Class B	2,535,910	60,988
Tourmaline Oil Corp.[2]	6,313,000	151,067
Seven Generations Energy Ltd., Class A2,3,5	3,089,300	60,639
Seven Generations Energy Ltd., Class A2	4,027,700	81,085
CONSOL Energy Inc.	6,235,000	95,770
Baker Hughes Inc.	1,474,769	68,400
Golar LNG Ltd.	3,731,190	64,923
BP PLC	7,541,654	39,022
BP PLC (ADR)	279,423	8,774
Repsol, SA, non-registered shares	3,368,515	43,383
Tullow Oil PLC	8,520,262	28,444
Denbury Resources Inc.[5]	3,244,160	13,009
Chesapeake Energy Corp.	140,000	601
		12,975,082
Financials 7.07%
American International Group, Inc.	33,018,000	1,911,082
Berkshire Hathaway Inc., Class A2	4,525	957,920
Berkshire Hathaway Inc., Class B2	4,513,508	634,328
Goldman Sachs Group, Inc.	4,383,996	699,160
JPMorgan Chase & Co.	10,400,000	678,808
HDFC Bank Ltd.[3]	18,293,408	380,260
HDFC Bank Ltd. (ADR)	1,612,000	103,748
American Tower Corp.	4,556,805	482,019
Chubb Corp.	3,306,100	418,585
Wells Fargo & Co.	8,060,000	408,803
Legal & General Group PLC	111,984,892	388,291
CIT Group Inc.	10,079,000	345,307
CME Group Inc., Class A	3,407,000	333,511
AIA Group Ltd.	52,400,000	306,480
Crown Castle International Corp.	2,966,395	269,378
Onex Corp.	4,200,000	255,007
Bank of America Corp.	12,200,000	180,438
PNC Financial Services Group, Inc.	1,925,000	172,749
Progressive Corp.	4,925,000	164,003
Capital One Financial Corp.	2,215,000	162,227
First Republic Bank	2,145,200	155,334
Howard Hughes Corp.[2]	1,391,165	151,999
Bank of Ireland[2]	420,200,000	126,235
Equinix, Inc.	308,139	111,546
UBS Group AG	6,765,666	104,548
Financial Engines, Inc.	2,930,000	80,985
Signature Bank[2]	456,970	61,691
The Growth Fund of America — Page 4 of 11

unaudited
Common stocks Financials (continued)	Shares	Value (000)
ICICI Bank Ltd. (ADR)	4,000,000	$28,760
Weyerhaeuser Co.[2]	422,321	13,303
		10,086,505
Consumer staples 6.54%
Philip Morris International Inc.	23,094,433	2,278,959
Kroger Co.[1]	48,402,341	1,730,868
Costco Wholesale Corp.	10,633,183	1,581,899
Coca-Cola Co.	13,785,400	614,829
Kerry Group PLC, Class A	5,565,824	502,237
Mead Johnson Nutrition Co.	5,732,600	471,678
Kraft Heinz Co.	5,500,000	457,545
Constellation Brands, Inc., Class A	2,165,700	331,677
Herbalife Ltd.[2]	4,638,000	268,494
Walgreens Boots Alliance, Inc.	2,950,000	228,330
Nestlé SA	2,387,600	176,308
Glanbia PLC	8,320,000	154,596
Pernod Ricard SA	1,285,413	140,032
Pinnacle Foods Inc.	3,225,000	135,869
Avon Products, Inc.	21,720,000	84,708
Procter & Gamble Co.	1,000,000	81,040
CVS Health Corp.	696,400	67,168
Whole Foods Market, Inc.	679,700	21,988
		9,328,225
Industrials 5.06%
Union Pacific Corp.	15,498,739	1,304,839
General Dynamics Corp.	4,487,900	636,699
Ryanair Holdings PLC (ADR)	5,399,758	471,939
Boeing Co.	3,515,000	443,417
TransDigm Group Inc.[2]	1,574,500	414,944
Rockwell Collins, Inc.	4,645,000	410,618
Cummins Inc.	3,205,000	366,876
CSX Corp.	13,523,700	357,432
Nielsen Holdings PLC	6,499,800	347,024
Lockheed Martin Corp.	1,192,000	281,586
Delta Air Lines, Inc.	5,380,000	233,815
Sensata Technologies Holding NV2	6,200,000	229,276
Old Dominion Freight Line, Inc.[2]	3,222,754	207,384
Oshkosh Corp.[1]	3,685,600	169,206
Danaher Corp.	1,709,448	168,141
MTU Aero Engines AG	1,569,559	148,249
Norfolk Southern Corp.	1,457,691	122,534
Roper Technologies, Inc.	705,500	120,697
Caterpillar Inc.	1,610,000	116,741
J.B. Hunt Transport Services, Inc.	1,238,612	102,458
Safran SA	1,434,000	100,519
IDEX Corp.	1,200,000	100,008
United Continental Holdings, Inc.[2]	2,062,944	93,018
Meggitt PLC	14,486,455	81,408
United Technologies Corp.	775,000	77,950
Fastenal Co.	1,610,000	74,108
Stericycle, Inc.[2]	375,000	36,746
		7,217,632
The Growth Fund of America — Page 5 of 11

unaudited
Common stocks Materials 2.19%	Shares	Value (000)
E.I. du Pont de Nemours and Co.	11,431,500	$747,734
Monsanto Co.	6,025,429	677,680
Praxair, Inc.	2,715,000	298,270
Syngenta AG	650,000	255,357
Celanese Corp., Series A	3,300,000	232,584
First Quantum Minerals Ltd.	34,450,000	225,928
Albemarle Corp.	2,587,301	203,103
Vale SA, Class A, preferred nominative	39,098,400	121,614
Vale SA, Class A, preferred nominative (ADR)	21,224,650	65,372
Arkema SA	1,983,510	162,741
Rio Tinto PLC	4,682,000	131,724
		3,122,107
Telecommunication services 0.51%
T-Mobile US, Inc.[2]	8,230,205	351,924
Zayo Group Holdings, Inc.[2]	10,008,512	278,036
SoftBank Group Corp.	1,685,000	94,768
		724,728
Miscellaneous 4.38%
Other common stocks in initial period of acquisition		6,246,161
Total common stocks (cost: $83,375,691,000)		132,390,244
Rights & warrants 0.04% Financials 0.04%
JP Morgan Chase & Co., warrants, expire 2018[2]	2,350,000	54,661
Citigroup Inc., Class A, warrants, expire 2019[2]	25,500,000	2,295
		56,956
Telecommunication services 0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[2,3,4]	4,414	—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[2,3,4]	1,672	—
		—
Total rights & warrants (cost: $78,883,000)		56,956
Convertible stocks 0.25% Health care 0.15%
Stemcentrx, Inc., Series G, convertible preferred[3,4]	4,340,277	135,253
Stemcentrx, Inc., Series C, convertible preferred[3,4]	2,604,166	81,151
		216,404
Consumer discretionary 0.10%
Uber Technologies, Inc., Series F, convertible preferred[3,4]	2,884,815	140,699
Total convertible stocks (cost: $274,350,000)		357,103
The Growth Fund of America — Page 6 of 11

unaudited
Bonds, notes & other debt instruments 0.70% U.S. Treasury bonds & notes 0.61% U.S. Treasury 0.61%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$ 574,010	$562,231
U.S. Treasury 2.50% 2046	308,055	298,626
Total U.S. Treasury bonds & notes		860,857
Corporate bonds & notes 0.09% Energy 0.09%
Bonanza Creek Energy, Inc. 6.75% 2021	17,050	6,564
Bonanza Creek Energy, Inc. 5.75% 2023	20,500	7,687
Denbury Resources Inc. 9.00% 2021[5]	44,880	44,375
EP Energy Corp. 9.375% 2020	72,087	47,037
EP Energy Corp. 6.375% 2023	49,755	25,624
Southwestern Energy Co. 4.95% 2025	1,785	1,504
Total corporate bonds & notes		132,791
Total bonds, notes & other debt instruments (cost: $948,626,000)		993,648
Short-term securities 6.07%
Apple Inc. 0.40%–0.44% due 6/21/2016–7/11/2016[5]	181,300	181,244
CAFCO, LLC 0.57%–0.80% due 6/2/2016–8/25/2016	112,000	111,964
Caterpillar Financial Services Corp. 0.48%–0.50% due 6/21/2016–8/4/2016	107,575	107,506
Chariot Funding, LLC 0.85% due 7/12/2016–7/13/2016[5]	100,000	99,941
Chevron Corp. 0.42%–0.51% due 6/24/2016–7/11/2016[5]	102,500	102,466
Ciesco LLC 0.57% due 8/5/2016	50,000	49,954
Citibank, N.A. 0.55% due 8/3/2016	100,000	100,000
Coca-Cola Co. 0.57% due 6/2/2016[5]	27,000	27,000
Danaher Corp. 0.42% due 6/1/2016	50,000	50,000
Emerson Electric Co. 0.36%–0.40% due 6/9/2016–6/21/2016[5]	70,000	69,991
ExxonMobil Corp. 0.37%–0.40% due 6/8/2016–6/22/2016	154,300	154,270
Fannie Mae 0.35%–0.43% due 6/2/2016–10/5/2016	375,000	374,908
Federal Farm Credit Banks 0.40%–0.59% due 7/1/2016–11/18/2016	175,000	174,757
Federal Home Loan Bank 0.28%–0.60% due 6/1/2016–11/18/2016	4,396,527	4,393,975
Freddie Mac 0.40%–0.44% due 6/6/2016–8/8/2016	547,200	547,087
GE Capital Treasury Services (U.S.) LLC 0.40% due 7/18/2016	70,000	69,963
IBM Corp. 0.44% due 6/23/2016[5]	127,600	127,570
Intel Corp. 0.42% due 7/28/2016	100,000	99,932
John Deere Canada ULC 0.42% due 6/22/2016[5]	50,000	49,986
Jupiter Securitization Co., LLC 1.00% due 1/27/2017[5]	50,000	49,612
Microsoft Corp. 0.38%–0.45% due 7/13/2016–8/10/2016[5]	225,400	225,259
Paccar Financial Corp. 0.40%–0.44% due 7/1/2016–7/5/2016	43,200	43,184
PepsiCo Inc. 0.41% due 7/7/2016[5]	100,000	99,954
Pfizer Inc. 0.42%–0.54% due 7/18/2016–8/23/2016[5]	218,285	218,053
Private Export Funding Corp. 0.52% due 6/13/2016[5]	15,000	14,998
U.S. Bank, N.A. 0.70% due 8/15/2016	47,400	47,425
U.S. Treasury Bills 0.25%–0.55% due 6/2/2016–9/15/2016	813,500	813,100
Wal-Mart Stores, Inc. 0.37% due 6/23/2016[5]	38,200	38,191
Walt Disney Co. 0.48%–0.49% due 6/22/2016–7/1/2016[5]	68,400	68,379
Wells Fargo Bank, N.A. 0.69%–0.86% due 6/1/2016–11/15/2016	150,000	150,014
Total short-term securities (cost: $8,659,746,000)		8,660,683
Total investment securities 99.87% (cost: $93,337,296,000)		142,458,634
Other assets less liabilities 0.13%		178,345
Net assets 100.00%		$142,636,979
The Growth Fund of America — Page 7 of 11

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended May 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2016 (000)
Broadcom Ltd.[6]	—	24,254,328	269,220	23,985,108	$11,392	$3,702,341
Netflix, Inc.[2]	12,842,669	10,558,392	846,300	22,554,761	—	2,313,442
Kroger Co.	22,045,370	26,356,971	—	48,402,341	11,830	1,730,868
Concho Resources Inc.[2]	7,699,684	1,792,141	850,663	8,641,162	—	1,048,518
Noble Energy, Inc.	21,081,321	12,373,472	7,519,608	25,935,185	7,262	927,183
MGM Resorts International[2]	31,884,676	5,011,268	—	36,895,944	—	843,072
Juniper Networks, Inc.	—	19,827,923	—	19,827,923	2,826	464,172
Weatherford International PLC[2]	26,180,000	43,770,382	—	69,950,382	—	392,422
BorgWarner Inc.	8,600,000	2,607,259	—	11,207,259	4,097	381,383
Flextronics International Ltd.[2]	13,276,000	14,536,000	—	27,812,000	—	346,259
AutoNation, Inc.[2]	6,000,000	—	—	6,000,000	—	302,640
Oshkosh Corp.	4,368,000	—	682,400	3,685,600	2,360	169,206
bluebird bio, Inc.[2]	2,056,187	295,889	235,000	2,117,076	—	95,798
athenahealth, Inc.[2,7]	2,529,861	—	1,518,577	1,011,284	—	—
BioMarin Pharmaceutical Inc.[2,7]	8,060,428	—	2,195,292	5,865,136	—	—
Finisar Corp.[2,7]	6,998,000	—	3,370,000	3,628,000	—	—
First Quantum Minerals Ltd.[7]	34,450,000	—	—	33,050,000	265	—
Herbalife Ltd.[2,7]	4,186,400	2,030,000	1,578,400	4,638,000	—	—
Hologic, Inc.[2,7]	15,219,195	—	6,404,300	8,814,895	—	—
Myriad Genetics, Inc.[2,7]	3,579,785	—	3,579,785	—	—	—
Sprouts Farmers Market, Inc.[2,7]	8,088,000	—	8,088,000	—	—	—
					$40,032	$12,717,304
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $980,224,000, which represented .69% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,490,667,000, which represented 1.05% of the net assets of the fund.
[6]	This security changed its name due to a corporate action during the reporting period.
[7]	Unaffiliated issuer at 5/31/2016.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Cloudera, Inc.	6/29/2015-8/27/2015	$174,989	$156,674.11%
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	114,350	140,699.10
Stemcentrx, Inc., Series G, convertible preferred	8/14/2015	100,000	135,253.09
Stemcentrx, Inc., Series C, convertible preferred	1/21/2016	60,000	81,151.06
Acerta Pharma BV	5/7/2015	15,750	25,548.02
The Growth Fund of America — Page 8 of 11

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	$11,176	-	.00%
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,626	-	.00
Total private placement securities		$479,891	$539,325.38%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Growth Fund of America — Page 9 of 11

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2016 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$31,835,461	$—	$156,674	$31,992,135
Consumer discretionary	28,854,400	—	—	28,854,400
Health care	21,817,721	—	25,548	21,843,269
Energy	12,914,443	60,639	—	12,975,082
Financials	9,706,245	380,260	—	10,086,505
Consumer staples	9,328,225	—	—	9,328,225
Industrials	7,217,632	—	—	7,217,632
Materials	3,122,107	—	—	3,122,107
Telecommunication services	724,728	—	—	724,728
Miscellaneous	6,246,161	—	—	6,246,161
Rights & warrants	56,956	—	—	56,956
Convertible stocks	—	—	357,103	357,103
Bonds, notes & other debt instruments	—	993,648	—	993,648
Short-term securities	—	8,660,683	—	8,660,683
Total	$131,824,079	$10,095,230	$539,325	$142,458,634
*	Securities with a value of $6,850,623,000, which represented 4.80% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
The Growth Fund of America — Page 10 of 11

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$52,196,822
Gross unrealized depreciation on investment securities	(3,336,338)
Net unrealized appreciation on investment securities	48,860,484
Cost of investment securities	93,598,150

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0716O-S54154	The Growth Fund of America — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: July 29, 2016